Investment in Joint Ventures - Summarized Financial Information of Joint Ventures and Reconciliation with Carrying Amount of Investment in Consolidated Financial Statements (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of joint ventures [line items]
Non-current assets	¥ 6,593,763		¥ 7,041,001		$ 928,228
Cash and bank balances	5,544,376		4,451,489	¥ 4,788,219	780,502	$ 626,653	¥ 5,877,647
Others	16,733		16,710		2,355
Total assets	25,757,618		24,137,556	24,905,309	3,625,995
Non-current liabilities	(1,523,411)		(1,079,072)		(214,457)
Total liabilities	(13,581,993)		(12,302,492)	(13,289,965)	(1,911,987)
Investment in joint ventures	237,229		154,703	151,095	33,396
Revenue	18,046,349	$ 2,540,451	16,030,636	21,265,930
Depreciation and amortization	(665,065)	(93,624)	(624,692)	(573,596)
Interest expense	(95,587)	(13,456)	(90,909)	(111,792)
Profit/(loss) for the year, representing total comprehensive income for the year	454,874	64,034	424,778	435,099
Group's share of results of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	62,083	$ 8,740	(27,546)	¥ (95,985)
Y & C Engine Co., Ltd. [member]
Disclosure of joint ventures [line items]
Non-current assets	685,434		616,161
Cash and bank balances	64,252		97,741
Others	426,105		502,174
Total assets	1,175,791		1,216,076
Non-current liabilities	(146,218)		(145,418)
Current liabilities	(946,348)		(987,638)
Total liabilities	¥ (1,092,566)		¥ (1,133,056)
Proportion of the Group's ownership	45.00%	45.00%	45.00%	45.00%
Group's share of net assets	¥ 37,451		¥ 37,359
Unrealized profit on transactions with joint venture	(24,474)		(36,871)
Investment in joint ventures	12,977		488		1,827
Revenue	1,562,179		1,255,967	¥ 2,072,721
Depreciation and amortization	(63,648)		(29,617)	(52,881)
Interest expense	(22,508)		(30,547)	(51,836)
Profit/(loss) for the year, representing total comprehensive income for the year	¥ (6)		¥ (65,961)	¥ (282,205)
Proportion of the Group's ownership	45.00%	45.00%	45.00%	45.00%
Group's share of results	¥ (3)		¥ (29,682)	¥ (126,992)
Unrealized profit on transactions with joint venture	(4,016)		(24,434)	1,139
Group's share of results of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	(4,019)	$ (566)	(54,116)	(125,853)
Net assets/(liabilities)	83,225		83,020
Y & C Engine Co., Ltd. [member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures	12,977		488
Group's share of results of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	(4,019)		(54,116)	(125,853)
Joint ventures [member]
Disclosure of joint ventures [line items]
Non-current assets	812,105		765,953		114,323
Cash and bank balances	604,281		416,292		85,067
Others	697,995		743,382		98,259
Total assets	2,114,381		1,925,627		297,649
Non-current liabilities	(151,043)		(145,418)		(21,263)
Current liabilities	(1,441,416)		(1,399,323)		(202,913)
Total liabilities	(1,592,459)		(1,544,741)		(224,176)
Investment in joint ventures	237,229		154,703		33,396
Revenue	2,349,730	330,780	1,919,544	2,697,837
Depreciation and amortization	(79,887)	(11,246)	(47,076)	(55,967)
Interest expense	(15,710)	(2,212)	(30,546)	(53,727)
Profit/(loss) for the year, representing total comprehensive income for the year	140,823	19,824	(22,901)	(224,868)
Group's share of results of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	62,083	8,740	(27,546)	(95,985)
Net assets/(liabilities)	521,922		380,886		73,473
Joint ventures [member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures	232,002		149,005		32,660
Group's share of results of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	66,200	9,319	(25,115)	(96,439)
Joint ventures [member] | Other Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures	5,227		5,698		736
Group's share of results of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	(4,117)	$ (579)	(2,431)	¥ 454
MTU Yuchai Power Co., Ltd [member]
Disclosure of joint ventures [line items]
Non-current assets	74,794		89,353
Cash and bank balances	523,858		291,807
Others	226,881		209,696
Total assets	825,533		590,856
Non-current liabilities	(4,825)
Current liabilities	(414,396)		(334,576)
Total liabilities	¥ (419,221)		¥ (334,576)
Proportion of the Group's ownership	50.00%	50.00%	50.00%	50.00%
Group's share of net assets	¥ 203,156		¥ 128,140
Unrealized profit on transactions with joint venture	0
Investment in joint ventures	203,156		128,140		$ 28,599
Revenue	708,432		594,197	¥ 467,800
Depreciation and amortization	(8,682)		(9,733)	(2,377)
Interest expense	6,762		470	(1,850)
Profit/(loss) for the year, representing total comprehensive income for the year	¥ 150,030		¥ 66,076	¥ 54,526
Proportion of the Group's ownership	50.00%	50.00%	50.00%	50.00%
Group's share of results	¥ 75,015		¥ 33,038	¥ 27,263
Unrealized profit on transactions with joint venture	(288)		7,241	774
Group's share of results of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	74,727	$ 10,520	40,279	28,037
Net assets/(liabilities)	406,312		256,280
MTU Yuchai Power Co., Ltd [member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures	203,156		128,140
Group's share of results of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	74,727		40,279	¥ 28,037
Purem [member]
Disclosure of joint ventures [line items]
Non-current assets	51,877		60,439
Cash and bank balances	16,171		26,744
Others	45,009		31,512
Total assets	113,057		118,695
Non-current liabilities	0
Current liabilities	(80,672)		(77,109)
Total liabilities	¥ (80,672)		¥ (77,109)
Proportion of the Group's ownership	49.00%	49.00%	49.00%	49.00%
Group's share of net assets	¥ 15,869		¥ 20,377
Unrealized profit on transactions with joint venture	0
Revenue	79,119		69,380	¥ 157,316
Depreciation and amortization	(7,557)		(7,726)	(709)
Interest expense	36		(469)	(41)
Profit/(loss) for the year, representing total comprehensive income for the year	¥ (9,201)		¥ (23,016)	¥ 2,811
Proportion of the Group's ownership	49.00%	49.00%	49.00%	49.00%
Group's share of results	¥ (4,508)		¥ (11,278)	¥ 1,377
Unrealized profit on transactions with joint venture	0
Net assets/(liabilities)	32,385		41,586
Purem [member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures	15,869		20,377
Group's share of results of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	¥ (4,508)		¥ (11,278)	¥ 1,377